CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Parent	AOCI Attributable to Parent	Noncontrolling Interest	Common Stock Common Class A	Common Stock Common Class V	Additional Paid-in Capital	Retained Earnings	Common Class A	Common Class V	Total
Beginning balance at Dec. 31, 2017	$ (79,310)		$ (12,251)							$ (91,561)
Net (loss) income	(30,500)		2,856							(27,644)
Distributions to members and noncontrolling interest	(10,161)		(1,950)							(12,111)
Ending balance at Dec. 30, 2018	(119,971)		(11,345)							(131,316)
Net (loss) income	(16,172)		2,808							(13,364)
Distributions to members and noncontrolling interest	(11,461)		(2,527)							(13,988)
Other comprehensive income		$ 1,408								1,408
Contributions from members and controlling interest	120,158		3,750							123,908
Ending balance at Dec. 29, 2019	(27,446)	1,408	(7,314)							(33,352)
Net (loss) income	1,692									1,692
Distributions to members and noncontrolling interest	(2,657)									(2,657)
Other comprehensive income		(7,208)								(7,208)
Merger of noncontrolling interest	(7,314)		7,314
Ending balance at Mar. 29, 2020	(35,725)	(5,800)								(41,525)
Beginning balance at Dec. 29, 2019	(27,446)	1,408	(7,314)							(33,352)
Net (loss) income	3,420									3,420
Distributions to members and noncontrolling interest	(6,415)									(6,415)
Other comprehensive income		(7,463)								(7,463)
Merger of noncontrolling interest	(7,314)		7,314
Ending balance at Aug. 28, 2020	(37,755)	(6,055)								(43,810)
Beginning balance at Dec. 29, 2019	(27,446)	1,408	(7,314)							$ (33,352)
Conversion of warrants (in shares)										10,825,664
Ending balance at Sep. 27, 2020										$ 1,263,592
Beginning balance at Dec. 29, 2019	(27,446)	1,408	(7,314)							(33,352)
Ending balance (in shares) at Jan. 03, 2021				71,094,714	60,349,000
Ending balance at Jan. 03, 2021	552,908	924	831,994	$ 7	$ 6	$ 793,461	$ (241,490)			1,384,902
Beginning balance at Aug. 28, 2020	(37,755)	(6,055)								(43,810)
Net (loss) income										(20,439)
Ending balance at Sep. 27, 2020										1,263,592
Beginning balance at Aug. 28, 2020	(37,755)	(6,055)								(43,810)
Net (loss) income										(107,901)
Ending balance (in shares) at Jan. 03, 2021				71,094,714	60,349,000
Ending balance at Jan. 03, 2021	552,908	924	831,994	$ 7	$ 6	793,461	(241,490)			1,384,902
Beginning balance (in shares) at Aug. 29, 2020				57,369,050	57,765,978
Beginning balance at Aug. 29, 2020	338,010	0	950,768	$ 6	$ 6	472,329	(134,331)			1,288,778
Conversion of Continuing Members' Retained Restricted Units (in shares)									3,483,022
Ending balance at Sep. 27, 2020										1,263,592
Beginning balance (in shares) at Aug. 29, 2020				57,369,050	57,765,978
Beginning balance at Aug. 29, 2020	338,010	0	950,768	$ 6	$ 6	472,329	(134,331)			1,288,778
Net (loss) income	(99,930)		(7,971)				(99,930)			(107,901)
Distributions to members and noncontrolling interest			(9,565)							(9,565)
Other comprehensive income	924	924								924
Conversion of Restricted Sponsor Shares (in shares)				2,000,000
Conversion of Continuing Members' Retained Restricted Units (in shares)					3,483,022
Conversion of warrants (in shares)				10,825,664
Conversion of warrants	299,868		(88,255)	$ 1		299,867				211,613
Share-based compensation	6,790					6,790				6,790
Exchange (in shares)								900,000	(900,000)
Exchange	13,724		(13,724)			13,724
Tax impact arising from exchanges and conversion of warrants, net of valuation allowance of $45,993	751		741			751				1,492
Dividends	(7,229)						(7,229)			(7,229)
Ending balance (in shares) at Jan. 03, 2021				71,094,714	60,349,000
Ending balance at Jan. 03, 2021	552,908	924	831,994	$ 7	$ 6	793,461	(241,490)			1,384,902
Beginning balance at Sep. 27, 2020										1,263,592
Net (loss) income										(87,462)
Ending balance (in shares) at Jan. 03, 2021				71,094,714	60,349,000
Ending balance at Jan. 03, 2021	552,908	924	831,994	$ 7	$ 6	793,461	(241,490)			1,384,902
Net (loss) income	(22,529)		(820)				(22,529)			(23,349)
Other comprehensive income	822	822								822
Conversion of warrants (in shares)				4,976,717
Conversion of warrants	144,659		(32,714)			144,659				111,945
Share-based compensation	2,883					2,883				2,883
Ending balance (in shares) at Apr. 04, 2021				76,481,833,000	60,349,000,000
Ending balance at Apr. 04, 2021	$ 678,743	$ 1,746	$ 798,460	$ 7	$ 6	$ 941,003	$ (264,019)			$ 1,477,203